TAXES ON INCOME - Schedule of effective income tax reconciliation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income before taxes as reported in the statements of income	$ 972.1	$ 975.6	$ 928.3
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Effect of “Technological preferred or Preferred Enterprise” status	(11.00%)	(8.00%)	(13.00%)
Others, net	1.00%	(1.00%)	4.00%
Effective tax rate	13.00%	14.00%	14.00%
Basic earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status	$ 0.58	$ 0.66	$ 0.95
Diluted earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status	$ 0.56	$ 0.65	$ 0.94